Bank Borrowings	6 Months Ended
Jun. 30, 2025
Bank Borrowings
Bank Borrowings

10.  Bank Borrowings

Bank borrowings consisted of the following:

	June 30,	December 31,
	2025	2024

	(in US$’000)
Current	25,603	23,372
Non-current	67,841	59,434
	93,444	82,806

The weighted average interest rate for outstanding bank borrowings for the six months ended June 30, 2025 and the year ended December 31, 2024 was 2.89% per annum and 3.02% per annum respectively. The carrying amounts of the Group’s outstanding bank borrowings as at June 30, 2025 and December 31, 2024 were denominated in RMB.

(i)  Short-term working capital loan facility

In October 2024, a subsidiary entered into a short-term unsecured working capital loan facility with a bank in the amount of US$41,923,000 (RMB300,000,000) with an annual interest rate at the 1-year China Loan Prime Rate (“LPR”) less 0.82%. As at June 30, 2025 and December 31, 2024, US$22,795,000 (RMB163,119,000) and US$22,167,000 (RMB163,119,000) were drawn from the facility respectively.

(ii)  10-year fixed asset loan facility

In October 2021, a subsidiary entered into a 10-year fixed asset loan facility agreement with the bank for the provision of a secured credit facility in the amount of US$105,490,000 (RMB754,880,000) with an annual interest rate at the 5-year China LPR less 0.8% (which was supplemented in June 2022) and interest payments commencing upon completion of the underlying construction in progress. This credit facility is guaranteed by the immediate holding company of the subsidiary and secured by the underlying leasehold land and buildings (Shanghai manufacturing facility). As at June 30, 2025 and December 31, 2024, US$70,649,000 (RMB505,556,000) and US$60,639,000 (RMB446,212,000) were utilized from the fixed asset loan facility respectively.

For the six months ended June 30, 2025, no interest was capitalized (For the year ended December 31, 2024: US$44,000).

The Group’s bank borrowings are repayable as from the dates indicated as follows:

	June 30,	December 31,
	2025	2024

	(in US$’000)
Not later than 1 year	25,603	23,372
Between 1 to 3 years	8,423	6,426
Between 3 to 4 years	14,038	8,033
Between 4 to 5 years	14,038	12,049
Later than 5 years	31,342	32,926
	93,444	82,806

As at June 30, 2025 and December 31, 2024, the Group had aggregate unutilized bank borrowing facilities of US$53,969,000 and US$60,549,000 respectively.